Expense Example	Apr. 30, 2026 USD ($)
T-REX 2X LONG AFRM DAILY TARGET ETF | T-REX 2X LONG AFRM DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
T-REX 2X LONG ALPHABET DAILY TARGET ETF | T-REX 2X LONG ALPHABET DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
T-REX 2X LONG APH DAILY TARGET ETF | T-REX 2X LONG APH DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
T-REX 2X LONG APPLE DAILY TARGET ETF | T-REX 2X LONG APPLE DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
T-REX 2X LONG BMNR DAILY TARGET ETF | T-REX 2X LONG BMNR DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
T-REX 2X LONG CRCL DAILY TARGET ETF | T-REX 2X LONG CRCL DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
T-REX 2X Long CRWV Daily Target ETF | T-REX 2X Long CRWV Daily Target ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
T-REX 2X LONG DJT DAILY TARGET ETF | T-REX 2X LONG DJT DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,281
T-REX 2X LONG EOSE DAILY TARGET ETF | T-REX 2X LONG EOSE DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
T-REX 2X LONG GLXY DAILY TARGET ETF | T-REX 2X LONG GLXY DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
T-REX 2X LONG GME DAILY TARGET ETF | T-REX 2X LONG GME DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
T-REX 2X LONG HOOD DAILY TARGET ETF | T-REX 2X LONG HOOD DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,281
T-REX 2X LONG KTOS DAILY TARGET ETF | T-REX 2X LONG KTOS DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
T-REX 2X LONG MICROSOFT DAILY TARGET ETF | T-REX 2X LONG MICROSOFT DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
T-REX 2X LONG RBLX DAILY TARGET ETF | T-REX 2X LONG RBLX DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,281
T-REX 2X Long SMR Daily Target ETF | T-REX 2X Long SMR Daily Target ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
T-REX 2X LONG SNOW DAILY TARGET ETF | T-REX 2X LONG SNOW DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
T-REX 2X LONG TTD DAILY TARGET ETF | T-REX 2X LONG TTD DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
T-REX 2X INVERSE CRCL DAILY TARGET ETF | T-REX 2X INVERSE CRCL DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
T-REX 2X INVERSE CRWV DAILY TARGET ETF | T-REX 2X INVERSE CRWV DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | T-REX 2X INVERSE ALPHABET DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE AMD DAILY TARGET ETF | T-REX 2X INVERSE AMD DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE APPLE DAILY TARGET ETF | T-REX 2X INVERSE APPLE DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE AVGO DAILY TARGET ETF | T-REX 2X INVERSE AVGO DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE BA DAILY TARGET ETF | T-REX 2X INVERSE BA DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE COIN DAILY TARGET ETF | T-REX 2X INVERSE COIN DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE MARA DAILY TARGET ETF | T-REX 2X INVERSE MARA DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE PANW DAILY TARGET ETF | T-REX 2X INVERSE PANW DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE PLTR DAILY TARGET ETF | T-REX 2X INVERSE PLTR DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE SHOP DAILY TARGET ETF | T-REX 2X INVERSE SHOP DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE SNOW DAILY TARGET ETF | T-REX 2X INVERSE SNOW DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE TSM DAILY TARGET ETF | T-REX 2X INVERSE TSM DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X INVERSE SQ DAILY TARGET ETF | T-REX 2X INVERSE SQ DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG ABTC DAILY TARGET ETF | T-REX 2X LONG ABTC DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG ACHR DAILY TARGET ETF | T-REX 2X LONG ACHR DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG APLD DAILY TARGET ETF | T-REX 2X LONG APLD DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG ASST DAILY TARGET ETF | T-REX 2X LONG ASST DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG AUR DAILY TARGET ETF | T-REX 2X LONG AUR DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG AVAV DAILY TARGET ETF | T-REX 2X LONG AVAV DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG AVGO DAILY TARGET ETF | T-REX 2X LONG AVGO DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG B DAILY TARGET ETF | T-REX 2X LONG B DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG BBAI DAILY TARGET ETF | T-REX 2X LONG BBAI DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG BNC DAILY TARGET ETF | T-REX 2X Long BRR Daily Target ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X Long BRR Daily Target ETF | T-REX 2X Long BRR Daily Target ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG BTDR DAILY TARGET ETF | T-REX 2X LONG BTDR DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG CANG DAILY TARGET ETF | T-REX 2X LONG CANG DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG CAVA DAILY TARGET ETF | T-REX 2X LONG CAVA DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG CEG DAILY TARGET ETF | T-REX 2X LONG CEG DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG CELH DAILY TARGET ETF | T-REX 2X LONG CELH DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG CHWY DAILY TARGET ETF | T-REX 2X LONG CHWY DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG CHYM DAILY TARGET ETF | T-REX 2X LONG CHYM DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG CLS DAILY TARGET ETF | T-REX 2X LONG CLS DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG CORZ DAILY TARGET ETF | T-REX 2X LONG CORZ DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG CVNA DAILY TARGET ETF | T-REX 2X LONG CVNA DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG DDOG DAILY TARGET ETF | T-REX 2X LONG DDOG DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG DEFT DAILY TARGET ETF | T-REX 2X LONG DEFT DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG DNA DAILY TARGET ETF | T-REX 2X LONG DNA DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG DNUT DAILY TARGET ETF | T-REX 2X LONG DNUT DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG DUOL DAILY TARGET ETF | T-REX 2X LONG DUOL DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG EMPD DAILY TARGET ETF | T-REX 2X LONG EMPD DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG ETHM DAILY TARGET ETF | T-REX 2X LONG ETHM DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG ETOR DAILY TARGET ETF | T-REX 2X LONG ETOR DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG ETHZ DAILY TARGET ETF | T-REX 2X LONG ETHZ DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG GPRO DAILY TARGET ETF | T-REX 2X LONG GPRO DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG GTLS DAILY TARGET ETF | T-REX 2X LONG GTLS DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG HIVE DAILY TARGET ETF | T-REX 2X LONG HIVE DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG HOLO DAILY TARGET ETF | T-REX 2X LONG HOLO DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG HSDT DAILY TARGET ETF | T-REX 2X LONG HSDT DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG ICHR DAILY TARGET ETF | T-REX 2X LONG ICHR DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG ICLR DAILY TARGET ETF | T-REX 2X LONG ICLR DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG IREN DAILY TARGET ETF | T-REX 2X LONG IREN DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG KSS DAILY TARGET ETF | T-REX 2X LONG KSS DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG LITS DAILY TARGET ETF | T-REX 2X LONG LITS DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG LMND DAILY TARGET ETF | T-REX 2X LONG LMND DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG MARA DAILY TARGET ETF | T-REX 2X LONG MARA DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG MBLY DAILY TARGET ETF | T-REX 2X LONG MBLY DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG NAKA DAILY TARGET ETF | T-REX 2X LONG NAKA DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG NVTS DAILY TARGET ETF | T-REX 2X LONG NVTS DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG NXTT DAILY TARGET ETF | T-REX 2X LONG NXTT DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG OKLO DAILY TARGET ETF | T-REX 2X LONG OKLO DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG OPEN DAILY TARGET ETF | T-REX 2X LONG OPEN DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG OSCR DAILY TARGET ETF | T-REX 2X LONG OSCR DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG OUST DAILY TARGET ETF | T-REX 2X LONG OUST DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG PANW DAILY TARGET ETF | T-REX 2X LONG PANW DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG POOL DAILY TARGET ETF | T-REX 2X LONG POOL DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG PTON DAILY TARGET ETF | T-REX 2X LONG PTON DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG QUBT DAILY TARGET ETF | T-REX 2X LONG QUBT DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG RDW DAILY TARGET ETF | T-REX 2X LONG RDW DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG RXRX DAILY TARGET ETF | T-REX 2X LONG RXRX DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG SHOP DAILY TARGET ETF | T-REX 2X LONG SHOP DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG SLMT DAILY TARGET ETF | T-REX 2X LONG SLMT DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG SOUN DAILY TARGET ETF | T-REX 2X LONG SOUN DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG SPOT DAILY TARGET ETF | T-REX 2X LONG SPOT DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG SRFM DAILY TARGET ETF | T-REX 2X LONG SRFM DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG STSS DAILY TARGET ETF | T-REX 2X LONG STSS DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG SUIG DAILY TARGET ETF | T-REX 2X LONG SUIG DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG SYM DAILY TARGET ETF | T-REX 2X LONG SYM DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG TEM DAILY TARGET ETF | T-REX 2X LONG TEM DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG TMUS DAILY TARGET ETF | T-REX 2X LONG TMUS DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG TONX DAILY TARGET ETF | T-REX 2X LONG TONX DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG TSM DAILY TARGET ETF | T-REX 2X LONG TSM DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG UI DAILY TARGET ETF | T-REX 2X LONG UI DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG UNH DAILY TARGET ETF | T-REX 2X LONG UNH DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG UPST DAILY TARGET ETF | T-REX 2X LONG UPST DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG VEEV DAILY TARGET ETF | T-REX 2X LONG VEEV DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG VOYG DAILY TARGET ETF | T-REX 2X LONG VOYG DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG WGS DAILY TARGET ETF | T-REX 2X LONG WGS DAILY TARGET ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
T-REX 2X LONG SQ DAILY TARGET ETF | T-REX 2X LONG SQ DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	$ 474